March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2030 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 49.1%
BlackRock Advantage Emerging Markets Fund, Class K	1,447,148	$ 14,847,736
BlackRock Real Estate Securities Fund	480,933	7,286,127
BlackRock Tactical Opportunities Fund, Class K	1,005,942	15,048,889
Diversified Equity Master Portfolio	$128,746,568	128,746,568
International Tilts Master Portfolio	$31,501,760	31,501,760
iShares Global Infrastructure ETF	121,670	6,651,699
iShares MSCI Canada ETF(b)	22,411	913,248
iShares MSCI EAFE Small-Cap ETF(b)	132,508	8,418,233
		213,414,260
Fixed-Income Funds — 45.9%
BlackRock Diversified Fixed Income Fund, Class K	16,364,656	154,318,703
iShares 0-5 Year TIPS Bond ETF	364,586	37,723,713
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	68,056	7,397,007
		199,439,423

Security	Shares	Value
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	14,499,978	$ 14,507,228
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	19,289,322	19,289,322
		33,796,550
Total Investments — 102.8% (Cost: $414,636,162)		446,650,233
Liabilities in Excess of Other Assets — (2.8)%		(12,274,344)
Net Assets — 100.0%		$ 434,375,889

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 10,249,883	$ 4,358,382	$ —	$ —	$ 239,471	$ 14,847,736	1,447,148	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	14,933,572	—	(426,814)(a)	1,078	(608)	14,507,228	14,499,978	11,062 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,527,502	—	(58,238,180)(a)	—	—	19,289,322	19,289,322	401,355	—
BlackRock Diversified Fixed Income Fund, Class K	86,182,468	66,309,124	—	—	1,827,111	154,318,703	16,364,656	1,671,785	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(4,845)	—
BlackRock Real Estate Securities Fund	6,176,188	967,000	—	—	142,939	7,286,127	480,933	—	—
BlackRock Tactical Opportunities Fund, Class K	14,948,295	—	—	—	100,594	15,048,889	1,005,942	—	—
Diversified Equity Master Portfolio	118,565,440	16,920,383 (a)(d)	—	1,061,958	(7,801,213)	128,746,568	$128,746,568	556,123	—
International Tilts Master Portfolio	28,843,081	197,151 (a)(d)	—	563,147	1,898,381	31,501,760	$31,501,760	197,151	—
iShares 0-5 Year TIPS Bond ETF	34,164,062	2,515,818	—	—	1,043,833	37,723,713	364,586	52,758	—
iShares Global Infrastructure ETF	6,359,691	—	—	—	292,008	6,651,699	121,670	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,271,103	—	—	—	125,904	7,397,007	68,056	54,698	—
iShares MSCI Canada ETF	—	923,961	—	—	(10,713)	913,248	22,411	—	—
iShares MSCI EAFE Small-Cap ETF	7,330,095	2,185,480	(1,464,374)	15,763	351,269	8,418,233	132,508	—	—
				$ 1,641,946	$ (1,791,024)	$ 446,650,233		$ 2,940,087	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	46	06/12/25	$ 8,255	$ (72,864)
10-Year U.S. Treasury Note	55	06/18/25	6,128	10,615
U.S. Long Bond	93	06/18/25	10,948	10,392
S&P/TSE 60 Index	23	06/19/25	4,787	143,244
E-mini Russell 2000 Index	29	06/20/25	2,939	20,496
Micro E-mini S&P 500 Index	478	06/20/25	13,511	100,933
MSCI EAFE Index	72	06/20/25	8,699	(209,501)
MSCI Emerging Markets Index	104	06/20/25	5,776	(108,510)
S&P 500 E-Mini Index	30	06/20/25	8,480	111,244
2-Year U.S. Treasury Note	19	06/30/25	3,938	22,376
5-Year U.S. Treasury Note	87	06/30/25	9,420	118,129
				146,554
Short Contracts
Ultra U.S. Treasury Bond	240	06/18/25	29,498	(422,392)
NASDAQ 100 E-Mini Index	21	06/20/25	8,165	6,200
				(416,192)
				$ (269,638)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,377,669	USD	3,743,584	Goldman Sachs International	06/18/25	$ 7,668
CAD	8,491,116	USD	5,911,226	Goldman Sachs International	06/18/25	11,844
USD	45,697	EUR	42,000	Barclays Bank PLC	06/18/25	86
USD	156,060	JPY	22,723,000	Morgan Stanley & Co. International PLC	06/18/25	3,257
						22,855
AUD	27,652,359	USD	17,439,790	Morgan Stanley & Co. International PLC	06/18/25	(150,270)
JPY	2,607,468,257	EUR	16,450,875	Nomura International PLC	06/18/25	(330,948)
JPY	1,291,658,782	USD	8,700,634	Barclays Bank PLC	06/18/25	(14,717)
JPY	601,242,447	USD	4,129,041	Goldman Sachs International	06/18/25	(85,913)
						(581,848)
						$ (558,993)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	3,675	$ 11,046	$ —	$ 11,046
1-day SOFR plus 0.69%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	666	16,026	—	16,026
									$ 27,072	$ —	$ 27,072
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 53,165,932	$ —	$ —	$ 53,165,932
Fixed-Income Funds	199,439,423	—	—	199,439,423
Money Market Funds	33,796,550	—	—	33,796,550
	$286,401,905	$—	$—	286,401,905
Investments Valued at NAV(a)				160,248,328
				$ 446,650,233
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 382,117	$ 27,072	$ —	$ 409,189
Foreign Currency Exchange Contracts	—	22,855	—	22,855
Interest Rate Contracts	161,512	—	—	161,512
Liabilities
Equity Contracts	(318,011)	(72,864)	—	(390,875)
Foreign Currency Exchange Contracts	—	(581,848)	—	(581,848)
Interest Rate Contracts	(422,392)	—	—	(422,392)
	$(196,774)	$(604,785)	$—	$(801,559)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate